27. FINANCIAL INSTRUMENTS (Details Narrative) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk			$ 888,600	$ 630,000
Allowance for doubtful accounts			5,136	2,662		$ 3,514
Borrowings before deferred financing costs			3,853,883	3,645,195
Short-term investments	[1]		$ 425,559	$ 90,673		$ 324,720
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate cash flow projections			5.70%	5.70%
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net increase (loss) impact of 5 percent increase (decrease)			$ 163,900	$ 162,000
Other comprehensive income (loss) impact of 5 percent increase (decrease)			3,100	200
Interest rate floor [Member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) impact of 0.25 percent change in interest rates			$ 1,800	$ 6,500
Four Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for exchange rate contracts		$ 7,000
Four Forward Foreign Exchange Contracts [Member] | British Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Proceeds from exchange rate contracts		$ 4,200
North American [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding trade receivables			59.00%	39.00%
International customers [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding trade receivables			41.00%	61.00%
Bottom of range [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Discount rate used to discount Canadian dollar cash flows			2.29%	1.56%
Top of range [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Discount rate used to discount Canadian dollar cash flows			2.81%	2.31%
Term Loan B - Canadian Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Variable interest rate					$ 1,800,000
Term Loan B - Canadian Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates					1.72%
Term Loan B - Canadian Facility [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates					2.04%

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.